Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	June 30,	December 31,
	2022	2021
Accounts receivable	$54,988,661	$2,608,325